OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
OTHER ACCOUNTS PAYABLE

NOTE 15 - OTHER ACCOUNTS PAYABLE:

	December 31,	December 31,
	2023	2022

Employees and government authorities	$1,005	$681
Receipts on account of shares	1,119	-
Accrued expenses	150	93
Related parties (note 30)	103	-
Other	157	182
Other accounts payable	$2,534	$956